Restructuring Charges	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Restructuring and Related Activities [Abstract]
Restructuring Charges
9.	Restructuring Charges

On September 20, 2016, Mirna announced its decision to close the ongoing Phase 1 study of MRX34 and voluntarily halted the enrollment and dosing of patients in the study. Following the announcement, the Company received verbal notice from the U.S. Food and Drug Administration (“FDA”) on September 28, 2016 that its Investigational New Drug MRX34 had been placed on full clinical hold. Following the Company’s announcement and notification from the FDA, the Company’s board of directors approved a reduction of the total number of full-time employees from 36 to 12. As of March 31, 2017, the total number of full-time employees was 7. The Company also committed to retention payments to certain key employees if such employees remained with the Company until June 30, 2017 or were terminated by Mirna without cause prior to such date. Total estimated restructuring charges are approximately $7.1 million and are expected to be incurred through June 30, 2017. Cumulative restructuring charges of $7.0 million have been recognized as of March 31, 2017, of which $4.4 million was recognized during the year ended December 31, 2016 and include a non-cash impairment charge of $1.4 million.

Restructuring charges were as follows (in thousands):

	Three months ended March 31,
	2017	2016
Employee severance and related costs	$204	—
Contract termination costs	2,353	—

Total restructuring charges	$2,557	—

The accrued restructuring activity for the three months ended March 31, 2017 was as follows (in thousands):

	Employee severance and related costs	Contract Termination Costs	Total
Balance at December 31, 2016	$1,097	$1,565	$2,662
Restructuring charges and adjustments	204	2,353	2,557
Cash payments	(1,219)	(100)	(1,319)

Balance at March 31, 2017	$82	$3,818	$3,900

The total accrued restructuring balance of $3.9 million has been presented as a current liability within accrued expenses.

Employee severance and related costs

Employee severance and benefits costs recorded in restructuring charges for the three months ended March 31, 2017 included $0.2 million in accrued retention costs, which are being ratably recognized over the respective employee’s service period.

Contract termination costs

Contract termination costs recorded in restructuring charges for the year ended December 31, 2016 of $1.5 million related to the Company’s determination to cease use and not occupy the Company’s headquarters and research facility in connection with the lease the Company entered into in June 2016 (see Note 10). In connection with this determination, the Company recorded a liability of $1.6 million, which was equal to the fair value of the lease obligation at the cease-use date of November 20, 2016. The Company estimated the liability for the contract termination costs associated with the lease as of the cease-use date based on the discounted present value of the remaining lease payments, considering future estimated sublease income, estimated broker fees and contractual executory costs.

In May 2017, the Company and its landlord entered into the Lease Settlement (defined in Note 12) to terminate the lease described in Note 10 for consideration of approximately $3.8 million (“the Settlement Amount”). The Lease Settlement is contingent upon the landlord’s execution of a new lease with a third party prior to May 30, 2017, which date the landlord may extend, at its sole option, by 60 days. The Company adjusted its liability for contract termination costs to the Settlement Amount, resulting in an adjustment of $2.4 million recorded in restructuring charges for the three months ended March 31, 2017. See Note 12 for additional discussion surrounding the termination of the lease.

Asset impairment costs

Following the discontinuation of research and development activities and corresponding workforce reduction, the Company determined that certain property and equipment was impaired and recognized an impairment charge of $1.4 million in restructuring expense in the statement of operations for the year ended December 31, 2016. Of the total impairment charge, approximately $555,000 relates to the impairment of the Lab Equipment which was sold for $325,000 in February 2017 (see Note 5). In addition, the Company recognized an impairment of $591,000 during the year ended December 31, 2016 in construction in progress for the Company’s planned headquarters and research facility associated with the termination of the lease contract discussed above. Further, following the workforce reduction, the Company sold or donated its remaining office equipment with the exception of nominal office equipment necessary to continue administrative functions and the closure of its Phase 1 clinical trial, resulting in an impairment of furniture, computers and equipment and leasehold improvements of $256,000 recognized during the year ended December 31, 2016.

9.	Restructuring Charges

On September 20, 2016, Mirna announced its decision to close the ongoing Phase 1 study of MRX34 and voluntarily halted the enrollment and dosing of patients in the study. Following the announcement, the Company received verbal notice from the U.S. Food and Drug Administration (“FDA”) on September 28, 2016 that its Investigational New Drug MRX34 had been placed on full clinical hold. Following the Company’s announcement and notification from the FDA, Mirna’s Board of Directors approved a reduction of the total number of full-time employees from 36 to 12. The Company also committed to retention payments to certain key employees if such employees remained with the Company until June 30, 2017 or were terminated by Mirna without cause prior to such date. Restructuring charges are expected to be incurred through June 30, 2017 and total approximately $4.7 million, including non-cash impairment charges of $1.4 million.

Restructuring charges were as follows (in thousands):

Year ended December 31, 2016
Employee severance and related costs	$1,554
Contract termination costs	1,486
Asset impairment costs	1,402

Total restructuring charges	$4,442

There were no restructuring charges for the year ended December 31, 2015.

The accrued restructuring activity during the year ended December 31, 2016 was as follows (in thousands):

	Employee severance and related costs	Contract Termination Costs	Total
Balance at December 31, 2015	—	—	—
Restructuring Charge	$1,554	$1,486	$3,040
Cash payments	(457)	—	(457)
Other (1)	—	79	79

Balance at December 31, 2016	$1,097	$1,565	$2,662

(1)	Other includes the effect of historical deferred rent and prepaid balances recognized under the leases terminated under contract termination costs.

Employee severance and related costs

Of the total accrued restructuring balance of $2.7 million, approximately $1.6 million has been presented as a current liability and $1.1 million has been presented as a long-term liability. Employee severance and benefits costs recorded in restructuring charges for the year ended December 31, 2016 included $1.5 million in employee severance and benefits costs and $0.1 million for accrued retention payments which are being recognized over the respective employee’s service period.

Contract termination costs

Contract termination costs recorded in restructuring charges for the year ended December 31, 2016 of $1.5 million related to the Company’s determination to cease use and not occupy the Company’s headquarters and research facility in connection with the lease the Company entered into in June 2016 (see Note 14). In connection with this determination, the Company recorded a liability of $1.6 million, which is equal to the fair value of the lease obligation at the cease-use date of November 20, 2016, after adjusting for the effects of prepaid and deferred rent balances related to the lease, of which $1.1 million has been recorded as a long term liability in the balance sheets within Lease obligations. The Company estimated the liability for the contract termination costs associated with the lease as of the cease-use date based on the discounted present value of the remaining lease payments, considering future estimated sublease income, estimated broker fees and contractual executory costs.

Asset impairment costs

Following the discontinuation of research and development activities and corresponding workforce reduction, the Company determined that certain property and equipment was impaired and recognized an impairment charge of $1.4 million in restructuring expense in the statement of operations for the year ended December 31, 2016. Of the total impairment charge, approximately $555,000 relates to the impairment of lab equipment which had a salvage value of $320,000 based on a third party appraisal of the lab equipment, which was sold for $325,000 in February 2017 (see Note 17). In addition, the Company recognized an impairment of $591,000 in construction in progress for the Company’s planned headquarters and research facility associated with the termination of the lease contract discussed above. Further, following the workforce reduction, the Company sold or donated its remaining office equipment with the exception of nominal office equipment necessary to continue administrative functions and the closure of its Phase 1 clinical trial, resulting in an impairment of furniture, computers and equipment and leasehold improvements of $256,000.